Related Party Balances and Transactions - Schedule of Due to Related Parties (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Nature	Commissions payable
Due to related parties	$ 80,000	$ 10,299	$ 40,000
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Nature	Fund Transfer
Due to related parties	$ 79,834	10,278	72,102
Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Nature	Commissions payable
Due to related parties	$ 50,577	6,511
Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Nature	Fund Transfer
Due to related parties	$ 35,774	4,606	1,920,091
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 246,185	$ 31,694	$ 2,032,193